Intangible Assets, Net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
Intangible Assets, Net [Line Items]
Percentage of growth rate in perpetuity	3.00%
Percentage of discount rate		14.30%
Impairment total amount	R$ 81,152
Goodwill	204,099	R$ 199,512		R$ 204,099
Carrying value amount		120,929
Recoverable amount	R$ 31,299	35,848
Percentage of impairment			15.33%
Value of impairment			R$ 107,856
Cash flow value		3,613
Bottom of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	10.50%
Top of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	18.00%
CGU Lead Lovers [Member]
Intangible Assets, Net [Line Items]
Impairment total amount	R$ 11,373
Carrying value amount			R$ 106,157
CGU Lead Lovers [Member] | Bottom of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	12.57%
CGU Lead Lovers [Member] | Top of range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rate	18.17%
Datahub [Member]
Intangible Assets, Net [Line Items]
Impairment total amount		86,897
Goodwill		1,816
Carrying value amount	R$ 42,672
Leadlovers [Member]
Intangible Assets, Net [Line Items]
Goodwill		R$ 85,081